Acquisition of Businesses Acquisition of Businesses (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Pro Forma Information
The following unaudited pro forma data for the years ended December 31, 2015 and 2014 gives effect to the acquisition of Manitoba Harvest, Clean Earth and Sterno Products, as described above, as if the acquisitions had been completed as of January 1, 2014, and the sale of CamelBak and AFM as if the dispositions had been completed as of January 1, 2014. The pro forma data gives effect to historical operating results with adjustments to interest expense, amortization and depreciation expense, management fees and related tax effects. The information is provided for illustrative purposes only and is not necessarily indicative of the operating results that would have occurred if the transaction had been consummated on the date indicated, nor is it necessarily indicative of future operating results of the consolidated companies, and should not be construed as representing results for any future period.

	Year Ended December 31,
(in thousands)	2015	2014
Net revenues	$828,547	$939,707
Operating income	39,892	40,952
Net income from continuing operations	(1,941)	255,266
Net income from continuing operations attributable to Holdings	(5,320)	243,629
Basic and fully diluted net income per share attributable to Holdings	(0.48)	4.67

Manitoba Harvest
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The table below provides the recording of assets acquired and liabilities assumed as of the acquisition date.

Manitoba Harvest
(in thousands)
Amounts Recognized as of Acquisition Date
Assets:
Cash	$164
Accounts receivable	3,787
Inventory (1)	8,743
Property, plant and equipment	8,203
Goodwill	37,882
Intangible assets	63,687
Other current and noncurrent assets	986
Total assets	$123,452

Liabilities and noncontrolling interest:
Current liabilities	3,267
Deferred tax liabilities	16,593
Other liabilities	23,332
Noncontrolling interest	7,638
Total liabilities and noncontrolling interest	$50,830

Net assets acquired	$72,622
Noncontrolling interest	7,638
Intercompany loans to business	23,593
$103,853
Acquisition Consideration
Purchase price	$104,437
Working capital adjustment	(584)
Total purchase consideration	$103,853
Less: Transaction costs	(1,145)
Purchase price, net	$102,708

(1) Includes $3.1 million of step-up in the basis of inventory, which was charged to cost of goods sold during 2015.

Schedule of Intangible Assets Recorded as Part of Acquisition
The intangible assets recorded in connection with the Manitoba Harvest acquisition are as follows (in thousands):

Intangible assets	Amount	Estimated Useful Life
Tradename	$13,005	Indefinite
Technology and processes	9,616	10 years
Customer relationships	41,066	15 years
	$63,687

Clean Earth Holdings
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

Clean Earth
(in thousands)
Amounts Recognized as of Acquisition Date
Assets:
Cash	$3,683
Accounts receivable, net (1)	41,821
Property, plant and equipment (2)	43,437
Intangible assets	135,939
Goodwill	109,738
Other current and noncurrent assets	8,697
Total assets	$343,315

Liabilities and noncontrolling interest:
Current liabilities	$27,205
Other liabilities	149,760
Deferred tax liabilities	61,299
Noncontrolling interest	2,275
Total liabilities and noncontrolling interest	$240,539

Net assets acquired	$102,776
Noncontrolling interest	2,275
Intercompany loans to business and debt assumed	148,248
$253,299

Acquisition Consideration
Purchase price	$243,000
Working capital adjustment	6,616
Cash acquired	3,683
Total purchase consideration	$253,299
Less: Transaction costs	(1,935)
Purchase price, net	$251,364

(1) Includes $42.5 million of gross contractual accounts receivable of which $0.6 million was not expected to be collected. The fair value of accounts receivable approximated book value acquired.

(2) Includes $20.9 million of property, plant and equipment basis step-up.

Schedule of Intangible Assets Recorded as Part of Acquisition
The intangible assets recorded in connection with the Clean Earth acquisition are as follows (in thousands):

Intangible assets	Amount	Estimated Useful Life
Customer relationships	$25,730	15 years
Permits and Airspace	93,209	10 - 20 years
Trade name	17,000	20 years
	$135,939

Sterno Candle Lamp
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

Sterno Products
(in thousands)
Amounts Recognized as of Acquisition Date
Assets:
Accounts Receivable (1)	$18,534
Inventory (2)	19,932
Property, plant and equipment (3)	18,004
Intangible assets	90,950
Goodwill	33,717
Other current and non-current assets	1,734
Total assets	$182,871
Liabilities:
Current liabilities	$20,120
Other liabilities	91,647
Total liabilities	$111,767

Net assets acquired	$71,104
Intercompany loans to business	91,647
$162,751

Acquisition Consideration
Purchase Price	$161,500
Working Capital Adjustment	1,251
Total purchase consideration	$162,751
Less: Transaction costs	(2,765)
Purchase price, net	$159,986

(1) Includes $18.8 million of gross contractual accounts receivable of which $0.2 million was not expected to be collected. The fair value of accounts receivable approximates book value acquired.
(2) Includes $2.0 million in inventory basis step-up, which was charged to cost of goods sold during the year ended December 31, 2014.
(3) Includes $6.9 million of property, plant and equipment basis step-up

Schedule of Intangible Assets Recorded as Part of Acquisition
The intangible assets preliminarily recorded in connection with the Sterno acquisition are as follows (in thousands):

Intangible assets	Amount	Estimated Useful Life
Customer Relationships	60,140	10 years
Trade name	30,810	Indefinite
	$90,950